Appendix 6 Additional Information Circular No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 194,311,533	$ 213,164,803
Trade and other non-current receivables, net	1,032,923	6,788,437
By type of portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	195,570,350	214,479,114
Trade and other non-current receivables, net	1,032,923	5,751,510
By type of portfolio [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	195,570,350	214,479,114
Trade and other non-current receivables, net	62,563	5,751,510
By type of portfolio [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	195,525,065	214,463,262
Trade and other non-current receivables, net		5,723,943
By type of portfolio [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	45,285	15,852
Trade and other non-current receivables, net	970,360	27,567
By type of portfolio [Member] | On demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	186,769,753	179,498,352
By type of portfolio [Member] | On demand [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	186,769,753	179,498,352
By type of portfolio [Member] | On demand [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	186,724,468	179,482,500
By type of portfolio [Member] | On demand [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	45,285	15,852
By type of portfolio [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
By type of portfolio [Member] | 1-30 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
By type of portfolio [Member] | 1-30 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	3,057,994	2,770,582
By type of portfolio [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
By type of portfolio [Member] | 31-60 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
By type of portfolio [Member] | 31-60 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	333,078	1,165,177
By type of portfolio [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	279,100	773,502
By type of portfolio [Member] | 61-90 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	279,100	773,502
By type of portfolio [Member] | 61-90 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	279,100	773,502
By type of portfolio [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
By type of portfolio [Member] | 91 - 120 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
By type of portfolio [Member] | 91 - 120 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	10,021	900,093
By type of portfolio [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
By type of portfolio [Member] | 121-150 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
By type of portfolio [Member] | 121-150 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	42,015	5,101,117
By type of portfolio [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
By type of portfolio [Member] | 151-180 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
By type of portfolio [Member] | 151-180 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	334,297	13,609
By type of portfolio [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
By type of portfolio [Member] | 181-210 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
By type of portfolio [Member] | 181-210 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	399,552	553,986
By type of portfolio [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
By type of portfolio [Member] | 211-250 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
By type of portfolio [Member] | 211-250 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	228,498	3,593,733
By type of portfolio [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,596,976	9,600,267
By type of portfolio [Member] | More than 251 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,596,976	9,600,267
By type of portfolio [Member] | More than 251 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	1,596,976	9,600,267
By type of portfolio [Member] | More than 365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,519,066	10,508,696
By type of portfolio [Member] | More than 365 days [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	2,519,066	10,508,696
By type of portfolio [Member] | More than 365 days [Member] | Large customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 2,519,066	$ 10,508,696